Stock Options and Warrants	9 Months Ended
Sep. 30, 2020
Equity [Abstract]
Stock Options and Warrants

Stock Options

The following table summarizes stock option transactions for the nine months ended September 30, 2020:

	Number of Options	Weighted Average Exercise Price
Outstanding, December 31, 2019	40	$877.50
Granted	-	-
Exercised	-	-
Expired	-	-
Outstanding, September 30, 2020	40	$877.50
Exercisable, September 30, 2020	40	$877.50

Common Stock Warrants

Warrant transactions for the nine months ended September 30, 2020 are as follows:

	Number of Warrants	Weighted Average Exercise Price
Outstanding at December 31, 2019:	1,813,053	$0.20
Granted	6,500,000	$0.20
Forfeited/canceled	480,352	$0.20
Exercised	-	-
Outstanding at September 30, 2020	7,832,701	$0.20
Exercisable at September 30, 2020	7,832,701	$0.20

Compensation Warrant

On July 28, 2020, the Company issued a warrant to purchase up to an aggregate of 1,000,000 shares of common stock at an exercise price of $0.20 per share, subject to adjustment in certain circumstances. The warrant expires on July 28, 2025. The warrant was issued as compensation for certain services provided to the Company.

Settlement Warrants

Pursuant to the Settlement Agreement, the Company issued pre-funded warrants to purchase up to an aggregate of 5,500,000 shares of common stock (the “Settlement Warrants”) at an exercise price of $0.20 per share, subject to adjustment in certain circumstances. The Settlement Warrants expire on June 19, 2025. The aggregate exercise price of the Settlement Warrants was deemed to be pre-funded to the Company in conjunction with exchange of previously issued warrants to purchase 480,352 shares of common stock pursuant to the Settlement Agreement. Exercise of the Settlement Warrant is subject to certain additional terms and conditions, including certain beneficial ownership limitations.

Forbearance Agreements

Pursuant to the Forbearance Agreements, (i) the exercise price of all warrants to purchase common stock held by holders of the Default Notes will be reduced to equal the conversion price of the Default Notes and (ii) the number of shares of common stock underlying such warrants shall be increased so that the total exercise price of all such warrants after the decrease in the exercise price equals the total exercise price of all such warrants prior to the decrease in the exercise price. Further, the expiration date of all such warrants shall be extended for three years following the closing date of any New Financing.